SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Balances of the VIEs and Short-term investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Current Assets:
Cash and cash equivalents		¥ 673,669		¥ 661,390	¥ 1,189,620	$ 97,673
Restricted cash		43,122		99,282	128,914	6,252
Accounts receivable, net		488,875		404,469	163,094	70,880
Notes receivable, net		43,332		90,734		6,283
Inventories		1,498,900		1,121,107		217,320
Prepayments and other current assets		282,066		242,199		40,896
Total current assets		3,235,825		2,801,737		469,151
Property and equipment, net		48,497		80,254		7,031
Intangible assets, net		3,267		4,909		474
Long-term investments		2,000		3,000		290
Operating lease ROU assets		163,877		233,847		23,760
Other non-current assets		20,348		22,086		2,950
Total assets		3,473,814		3,145,833		503,656
Current liabilities
Accounts payable		(1,764,849)		(1,347,352)		(255,879)
Accrued expenses and other current liabilities		(781,271)		(522,968)		(113,273)
Total current liabilities		(2,725,110)		(2,129,978)		(395,103)
Long-term operating lease liabilities		(100,469)		(165,614)		(14,567)
Total liabilities		(2,825,579)		(2,297,129)		$ (409,670)
Net revenues		13,516,698	$ 1,959,736	12,425,902	8,203,157
Total cost and expenses		(13,887,699)	(2,013,528)	(13,068,042)	(8,676,468)
Net (loss) income		(416,878)	(60,444)	(669,810)	(456,533)
Net cash used in operating activities		(23,152)	(3,356)	(688,837)	(116,777)
Net cash used in investing activities		(47,173)	(6,840)	60,138	(324,669)
Net cash provided by (used in) financing activities		22,735	$ 3,296	74,339	¥ 1,070,407
Short-term investments
Impairment on available-for-sale debt securities		¥ 205,861		¥ 182,556
VIEs
Current liabilities
Percentage of consolidated revenues	3.00%